Note 5 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
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Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Year ended December 31,
	2021	2020
Income tax expense (benefit):
Deferred federal income tax expense (benefit)	(767,176)	(93,745)
Deferred state income tax expense (benefit)	(225,399)	(32,634)

Total Income Tax Benefit Before Valuation Allowance	(992,575)	(126,379)

Valuation allowance	992,575	126,379

Total Income Tax Expense (Benefit)	$—	$—

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the Year Ended December 31, 2021	For the Period from August 25, 2020 (inception) through December 31, 2020
Income tax expense (benefit) at the federal statutory rate	$618,853	$(93,745)
State income taxes (benefit) - net of federal income tax benefits	182,709	(32,634)
Unrealized gain on warrants	(1,657,887)	—
Unrealized gain on securities	(440)	—
Other, net	(9,431)	—
Change in valuation allowance	866,196	126,379
Total income tax expense (benefit)	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Net operating loss carryforwards	$455,199	$126,379
Start-up costs	537,376	—
Valuation allowance	(992,575)	(126,379)
Total deferred tax asset	$—	$—